RELATED PARTY TRANSACTIONS (Details Narrative) - JPY (¥)				6 Months Ended			12 Months Ended
	Apr. 30, 2025	Apr. 28, 2025	Jan. 17, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Aug. 30, 2024	Oct. 16, 2023	Sep. 30, 2023
Related Party Transaction [Line Items]
Holder, interest rate									15.00%	10.00%
Contract liability				¥ 189,025,000	¥ 165,156,000	¥ 108,980,000	¥ 195,039,000	¥ 153,477,000			¥ 78,170,000
Number of shares issued				6,000
Total purchase price			¥ 386,903,000		¥ 406,502,000
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued					58,333
Total purchase price					¥ 386,903,000
Citi Bank NA [Member]
Related Party Transaction [Line Items]
Professional fees					37,031,000
Accrued liabities					¥ 6,221,000
Citi Bank NA [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate					5.00%
EXEO Group [Member]
Related Party Transaction [Line Items]
Revenue recognized					¥ 31,047,000	¥ 71,320,000
EXEO Group [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate					5.00%	5.00%
Shimizu Corporation [Member]
Related Party Transaction [Line Items]
Revenue recognized						¥ 1,856
Accounts receivable purchase
Shimizu Corporation [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate					5.00%	5.00%
MCC Venture Capital Limited [Member]
Related Party Transaction [Line Items]
Accrued interest expenses					¥ 9,370,000
MCC Venture Capital Limited [Member] | Convertible Bond Agreement [Member]
Related Party Transaction [Line Items]
Holder, interest rate						¥ 199,998,000
Convertible debt repaid					¥ 199,998,000
MCC Venture Capital Limited [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate				5.00%	5.00%	5.00%
Nikken Lease Kogyo Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable purchase				¥ 10,257,000			1,077,000
Holder, interest rate				10,716,000
Service				¥ 3,301,000
Contract liability							¥ 136,000
Nikken Lease Kogyo Co., Ltd [Member] | Subscription Agreements [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued		84,388
Purchase price per share		¥ 2,370
Total purchase price	¥ 199,999,955
Nikken Lease Kogyo Co., Ltd [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Holder, interest rate				5.00%